Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosures of stock-based compensation expense and related tax benefit recognized in income
Stock-based compensation expense

In millions	Year ended December 31,	2025	2024	2023
Share Units Plan		$64	$33	$25
Voluntary Incentive Deferral Plan (VIDP)		1	1	2
Stock Option Plan		11	12	11
Employee Share Investment Plan (ESIP)		30	28	26
Total stock-based compensation expense		$106	$74	$64
Income tax impacts of stock-based compensation
Tax benefit recognized in income		$27	$18	$15
Excess tax benefit (deficiency) recognized in income		$(6)	$15	$10

Activity of stock option awards

	Options outstanding		Nonvested options
	Number of options	Weighted-average exercise price	Number of options	Weighted-average grant date fair value
	In millions		In millions
Outstanding at December 31, 2024 (1)	3.2	$142.55	1.4	$29.82
Granted (2)	0.6	$143.19	0.6	$26.36
Forfeited/Cancelled	(0.2)	$152.19	(0.2)	$29.44
Exercised (3)	(0.5)	$115.01	N/A	N/A
Vested (4)	N/A	N/A	(0.6)	$26.96
Outstanding at December 31, 2025 (1)	3.1	$141.35	1.2	$29.40
Exercisable at December 31, 2025 (1)	1.8	$134.32	N/A	N/A
(1)Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)The grant date fair value of options granted in 2025 of $15 million ($26.36 per option) is calculated using the Black-Scholes option-pricing model. As at December 31, 2025, total unrecognized compensation cost related to all outstanding awards was $17 million and is expected to be recognized over a weighted-average period of 2.3 years.
(3)The total intrinsic value of options exercised in 2025 was $14 million (2024 - $29 million; 2023 - $33 million). The cash received upon exercise of options in 2025 was $56 million (2024 - $41 million; 2023 - $49 million).
(4)The grant date fair value of options vested in 2025 was $14 million (2024 - $11 million; 2023 - $10 million).

Number of stock options outstanding and exercisable by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration
The following table provides the number of stock options outstanding and exercisable as at December 31, 2025 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2025 at the Company's closing stock price of $135.75.

	Options outstanding				Options exercisable
	Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices	In millions			In millions	In millions		In millions
$ 74.18 - $ 120.00	0.5	2.2	$103.61	$16	0.5	$103.61	$16
$ 120.01 - $ 135.00	0.5	4.5	$129.73	3	0.4	$129.45	3
$ 135.01 - $ 150.00	0.8	7.5	$140.22	—	0.3	$143.13	—
$ 150.01 - $ 165.00	0.8	6.7	$159.12	—	0.4	$158.95	—
$ 165.01 - $ 178.52	0.5	7.6	$169.02	—	0.2	$169.30	—
Balance at December 31, 2025 (1)	3.1	5.9	$141.35	$19	1.8	$134.32	$19
(1)    Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. The weighted-average years to expiration of exercisable stock options was 4.6 years.

Assumptions used in valuation of stock option awards
Additional information

Year of grant	2025	2024	2023
Assumptions
Grant price ($)	143.19	166.61	157.89
Expected stock price volatility (%) (1)	22	23	23
Expected term (years) (2)	5.3	5.4	5.5
Risk-free interest rate (%) (3)	2.67	3.50	2.98
Dividend rate ($) (4)	3.55	3.38	3.16
Weighted-average grant date fair value ($)	26.36	36.53	32.96
(1)    Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)    Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)    Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4) Based on the annualized dividend rate.
Disclosures regarding the employee share investment plan

	ESIP
	Number of shares	Weighted-average share price
	In millions
Unvested contributions, December 31, 2024	0.2	$163.25
Company contributions	0.3	$138.50
Vested (1)	(0.2)	$163.11
Forfeited	—	$143.95
Unvested contributions, December 31, 2025 (2)	0.3	$138.17
(1)The total fair value of units purchased with Company contributions that vested in 2025 was $30 million (2024 - $28 million).
(2)As at December 31, 2025, total unrecognized compensation cost related to all outstanding units was $17 million and is expected to be recognized over the next 12 months.

Additional information

Year ended December 31,	2025	2024	2023
Number of participants holding shares	22,015	21,492	21,450
Total number of ESIP shares purchased on behalf of employees (millions)	1.6	1.2	1.2

Share Units Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options

	PSU-ROIC (1)		PSU-TSR (2)		RSUs (3)
	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value
	In millions		In millions		In millions
Outstanding at December 31, 2024	0.4	$123.77	0.4	$192.33	0.2	$157.55
Granted (4)	0.3	$143.37	0.1	$186.96	0.3	$143.89
Settled (5)	—	$—	(0.1)	$179.03	—	$132.53
Forfeited	(0.1)	$133.59	—	$191.49	—	$146.87
Expired (6)	(0.2)	$89.37	(0.1)	$174.04	—	$—
Outstanding at December 31, 2025	0.4	$153.18	0.3	$198.61	0.5	$148.51
Nonvested at December 31, 2024	0.4	$123.77	0.2	$192.33	0.2	$157.55
Granted (4)	0.3	$143.37	0.1	$186.96	0.3	$143.89
Vested (7)	—	$—	—	$—	(0.1)	$143.47
Forfeited	(0.1)	$133.59	—	$191.49	—	$146.87
Expired (6)	(0.2)	$89.37	(0.1)	$174.04	—	$—
Nonvested at December 31, 2025	0.4	$153.18	0.2	$198.61	0.4	$149.18
(1)The grant date fair value of equity settled PSU-ROIC awards granted in 2025 of $36 million is valued based on the closing share price of the Company's stock on the date of the grant. As at December 31, 2025, total unrecognized compensation cost related to all outstanding awards was $14 million and is expected to be recognized over a weighted-average period of 1.9 years.
(2)The grant date fair value of equity settled PSU-TSR awards granted in 2025 of $30 million is calculated using a Monte Carlo simulation model. As at December 31, 2025, total unrecognized compensation cost related to all outstanding awards was $22 million and is expected to be recognized over a weighted-average period of 1.8 years.
(3)The grant date fair value of equity settled RSU awards granted in 2025 of $49 million is valued based on the closing share price of the Company's stock on the date of the grant. As at December 31, 2025, total unrecognized compensation cost related to all outstanding awards was $27 million and is expected to be recognized over a weighted-average period of 1.5 years.
(4)Units granted in lieu of dividends have not been quantified as they relate to a nominal amount of units.
(5)Equity settled PSU-TSR awards granted in 2022 attained a performance vesting factor of 50%. In the first quarter of 2025, these awards were settled, net of the remittance of the participants' withholding tax obligation of $4 million, by way of disbursement from the Share Trusts of a nominal number of common shares.
(6)For the 2023 grant, the levels of ROIC and TSR attained resulted in performance vesting factors of 0%. As a result, no PSUs vested under this award. Equity settled PSU-ROIC awards granted in 2023 of 0.2 million units with a fair value of $nil did not meet the vesting conditions as of December 31, 2025. Equity settled PSU-TSR awards granted in 2023 of 0.1 million units with a fair value of $21 million did not meet the vesting conditions as of December 31, 2025.
(7)These awards are expected to be settled in the first quarter of 2026.

Assumptions used in valuation of stock-based compensation awards, other than stock options
Additional information

Year of grant	2025	2024	2023
Assumptions (1)
Stock price ($) (2)	143.38	166.67	157.91
Expected stock price volatility (%) (3)	18	20	26
Expected term (years) (4)	3.0	3.0	3.0
Risk-free interest rate (%) (5)	2.55	3.80	3.38
Dividend rate ($) (6)	3.56	3.38	3.16
Weighted-average grant date fair value ($)
PSU-ROIC	143.37	166.63	89.37
PSU-TSR	186.96	217.75	174.04
RSU	143.68	166.64	142.39
(1)Represents the weighted-average assumptions used to calculate the grant date fair values of equity settled PSU-TSR awards.
(2)Represents the closing stock price on the grant date.
(3)Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(4)Represents the period of time that awards are expected to be outstanding.
(5)Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(6)Based on the annualized dividend rate.

Voluntary Incentive Deferral Plan (VIDP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options

	DSUs (1)
	Units	Weighted-average grant date fair value
	In millions
Outstanding at December 31, 2024	0.3	$120.55
Granted	—	$147.94
Settled	—	$124.64
Outstanding at December 31, 2025 (2)	0.3	$121.72
(1)The grant date fair value of equity settled DSUs granted in 2025 of $3 million is calculated using the Company's stock price on the grant date. As at December 31, 2025, the aggregate intrinsic value of all equity settled DSUs outstanding amounted to $39 million.
(2)The total fair value of equity settled DSU awards vested, the number of units outstanding that were nonvested, unrecognized compensation cost and the remaining recognition period, and the withholding tax obligation remitted on the settlement of DSU awards have not been quantified as they relate to a nominal number of units.